SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Accounting Policies [Line Items]
Fair value change in trading securities	$ 2	$ 4	$ (2)
Land expense	36	36	33
Utilization of subsidy from local authorities of Zhuhai, the People's Republic of China (the "PRC")	674	995	225
Number of shares repurchased	14,812,056	16,594,848	24,212,718
Allowance for doubtful accounts written off during the year	(621)		(101)
Advertising expenses	106	173	199
Share-based compensation	1,465	1,928	1,532
Cost of revenue [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	10	18	2
Research and development expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	1,090	1,449	1,067
General and administrative expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	312	393	404
Selling and marketing expenses [Member]
Summary Of Accounting Policies [Line Items]
Share-based compensation	$ 52	$ 68	$ 59